Other Income / Expense - Summary Of Finance Cost (Detail) - CAD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Gains (losses) on litigation settlements [abstract]
Interest on loans and borrowings	$ 786,061	$ 247,525	$ 1,917,618	$ 781,033	$ 1,179,234		$ 1,272,512	$ 918,682
Interest on convertible debentures	609,756	1,320,886	3,064,106	4,426,119	5,740,346		4,410,206	2,130,247
Interest on lease liabilities	108,031	70,899	309,448	225,753
Transaction costs expensed	115,856	76,324	364,501	530,898	1,471,219	[1]
Other finance costs (income)	(18,566)	(3,199)	34,095	(68,855)
Total finance costs	$ 1,601,138	$ 1,712,435	$ 5,689,768	$ 5,894,948	$ 8,618,794		$ 6,033,510	$ 3,217,500

[1]	Transaction costs include costs incurred associated with financing or equity transactions that are not otherwise netted against the debt or equity instrument. The majority of costs are associated with the USD brokered public offering (Note 19(a)), the 2021 Debentures (Note 14(b)), the Fiera term loan amendment (Note 12) and the ATB facility amendment (Note 13). See Note 31 (a) and (b) for subsequent changes to Fiera loan.